                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number: ____

  This Amendment (Check only one):     [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Genesis Fund Managers, LLP
Address:          P.O. Box 466 Barclays Court
                  Les Echelons, St. Peter Port
                  Guernsey, GYI 6 BA, Channel Islands

13F File Number:  28-10957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jeremy D. Paulson-Ellis
Title:            Chairman
Phone:            020-7201-7200

Signature, Place, and Date of Signing:

  /s/ Jeremy D. Paulson-Ellis     London, United Kingdom      August 17, 2006
        [Signature]                   [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     Form 13F File Number      Name

     28-01190                  Frank Russell Company
        ------------------     ----------------------------------
     [Repeat as necessary]

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  58

Form 13F Information Table Value Total:  $856,827,121


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     No.      13F File Number      Name

              28-10955             Genesis Investment Management, LLP

Filtered Combined Holdings Report
Valuation of Investments as at 30 June 2006

              ITEM 1              ITEM 2        ITEM 3         ITEM 4          ITEM 5         ITEM 6     ITEM 7      ITEM 8
            STOCK NAME        TITLE OR CLASS    CUSIP     FAIR MARKET VALUE    SHARES     INV DISCRETION MANAGER  VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
AFP Provida                                  CLP7919K1035   1,883,145.21     1,134,750.00      Sole        1     Sole  1,112,550.00
                                                                                                                 None     22,200.00

America Movil                                US02364W1053   2,175,403.56        65,406.00      Sole        1     Sole     65,406.00
                                                                                                                 None          0.00

Anglogold Ashanti Spon           ADR         US0351282068  34,793,069.76       723,048.00      Sole        1     Sole    668,525.00
                                                                                                                 None     54,523.00

Baltika Brewery                              R00009107684   1,670,642.89        46,260.00      Sole        1     Sole     46,260.00
                                                                                                                 None          0.00

Banco Bradesco Spons             ADR         US0594603039   1,165,875.00        37,500.00      Sole        1     Sole     37,500.00
                                                                                                                 None          0.00

Banco !tau Holding Financeira    ADR         US0596022014   3,207,600.00       110,000.00      Sole        1     Sole    110,000.00
                                                                                                                 None          0.00

Banco Macro Bansud               ADR         US05961W1053   2,243,672.00       110,200.00      Sole        1     Sole     80,400.00
                                                                                                                 None     29,800.00

Bancolombia                      ADR         US05968L1026  11,069,130.00       459,300.00      Sole        1     Sole    411,900.00
                                                                                                                 None     47,400.00

Bank Forum                       GDR         US3498091038   1,946,660.43       163,728.00      Sole        1     Sole    163,728.00
                                                                                                                 None          0.00

Baoshan Iron & Steel             A           XS0214156696   3,631,847.59     6,656,277.00      Sole        1     Sole  6,656,277.00
                                                                                                                 None          0.00

BMB Munai (Certificated)                     US09656A1051   1,520,900.00       227,000.00      Sole        1     Sole    227,000.00
                                                                                                                 None          0.00

Filtered Combined Holdings Report
Valuation of Investments as at 30 June 2006

              ITEM 1              ITEM 2        ITEM 3         ITEM 4          ITEM 5         ITEM 6     ITEM 7      ITEM 8
            STOCK NAME        TITLE OR CLASS    CUSIP     FAIR MARKET VALUE    SHARES     INV DISCRETION MANAGER  VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
Brasil Telecom Partidpacoes      ADR         US1055301097  33,366,141.08     1,024,444.00      Sole        1     Sole    944,544.00
                                                                                                                 None     79,900.00

Check Point Software                         1L0010824113  66,934,912.00     3,803,120.00      Sole        1     Sole  3,518,220.00
                                                                                                                 None    284,900.00

Cia de Bebidas das Americas      ADR         US20441 W2035  2,806,691.25        68,041.00      Sole        1     Sole     61,741.00
                                                                                                                 None      6,300.00

Cia de Bebidas das Americas      CM ADR      US20441W1045   2,754,076.80        75,248.00      Sole        1     Sole     69,488.00
                                                                                                                 None      5,760.00

Cia Paranaese Ener- Copel        ADR         US20441B4077     325,500.00        35,000.00      Sole        1     Sole     35,000.00
                                                                                                                 None          0.00

Coca-Cola Embonor                B ADR Reg S US2908152083   1,299,599.44       168,674.00      Sole        1     Sole    118,674.00
                                                                                                                 None     50,000.00

Coca-Cola Femsa                  ADR         US1912411089     268,632.00         9,100.00      Sole        1     Sole      9,100.00
                                                                                                                 None          0.00

Commercial International Bank    GDR Reg S   US2017122050   1,422,630.00       143,700.00      Sole        1     Sole    128,100.00
                                                                                                                 None     15,600.00

Comp. Anon. Nac. Telefones       ADS         US2044211017     101,551.20         5,168.00      Sole        1     Sole      5,168.00
                                                                                                                 None          0.00

Companhia Brasileira De Dist.    ADR         US20440T2015  23,685,084.00       760,600.00      Sole        1     Sole    706,400.00
                                                                                                                 None     54,200.00

Credicorp (US)                               BMG2519Y1084  30,100,812.00     1,004,700.00      Sole              None     82,600.00

Filtered Combined Holdings Report
Valuation of Investments as at 30 June 2006

              ITEM 1              ITEM 2        ITEM 3         ITEM 4          ITEM 5         ITEM 6     ITEM 7      ITEM 8
            STOCK NAME        TITLE OR CLASS    CUSIP     FAIR MARKET VALUE    SHARES     INV DISCRETION MANAGER  VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
Embotelladora Andina             ADR Rep A   US29081P2048   2,454,030.00       183,000.00                  1     Sole     83,700.00
                                                                                               Sole              None     99,300.00

Embotelladora Andina             ADS Rep B   US29081P3038   4,670,879.06       316,027.00                  1     Sole    294,727.00
                                                                                                                 None     21,300.00
Femsa                            ADS         US3444191064  44,404,250.80       530,390.00                  1     Sole    493,952.00
                                                                                                                 None     36,438.00

GAIL India                       GDR         US36268T2069  36,498,250.00     1,089,500.00                  1     Sole    971,700.00
                                                                                                                 None    117,800.00

Galnaftogaz                      GDR         US20601L1044   1,179,753.66       230,700.00                  1     Sole    230,700.00
                                                                                                                 None          0.00

Global Alumina Corporation                   CA37944L1040   2,136,400.00     1,526,000.00                  1     Sole  1,526,000.00
                                                                                                                 None          0.00

Grupo Televisa SA                ADR         US40049J2069   1,189,496.00        61,600.00                  1     Sole     61,600.00
                                                                                                                 None          0.00

Gujarat Ambuja Cements           GDR         USY2943F1132   5,952,650.00     2,705,750.00                  1     Sole  2,035,800.00
                                                                                                                 None    669,950.00

Kalina                                       RO0007247243  11,153,502.00       301,446.00                  1     Sole    301,446.00
                                                                                                                 None          0.00

Korea Electric Power Spon        ADR         US5006311063   4,846,176.00       255,600.00                  1     Sole    252,600.00
                                                                                                                 None      3,000.00

Lukoil                           ADR         US6778621044  72,458,880.00       870,900.00                  1     Sole    791,900.00
                                                                                                                 None     79,000.00

Magnit                                       R0000AOJKQU8  18,279,625.00       803,500.00                  1     Sole    803,500.00

Filtered Combined Holdings Report
Valuation of Investments as at 30 June 2006

              ITEM 1              ITEM 2        ITEM 3         ITEM 4          ITEM 5         ITEM 6     ITEM 7      ITEM 8
            STOCK NAME        TITLE OR CLASS    CUSIP     FAIR MARKET VALUE    SHARES     INV DISCRETION MANAGER  VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 None          0.00
Mobile Telesystems               ADR         US6074091090 107,939,169.28     3,666,412.00                  1     Sole  3,412,212.00
                                                                                                                 None    254,200.00

MOL Hungarian Oil & Gas Nyrt     GDS         US6084642023  24,538,192.50       239,397.00                  1     Sole    222,597.00
                                                                                                                 None     16,800.00

MTN Group                                    ZAE000042164  77,386,049.92    10,433,000.00                  1     Sole  9,647,500.00
                                                                                                                 None    785,500.00

Orascom Construction Inds        GDR         US68554N1063   7,654,175.20       121,688.00                  1     Sole     71,444.00
                                                                                                                 Sole     50,244.00
Orascom Construction Inds        GDR REST    US68554N1063     426,524.90         6,781.00                  1     None      3,750.00
                                                                                                                           3,031.00

Petrobras                        ADR         US71654V4086   1,786,200.00        20,000.00                  1     Sole     20,000.00
                                                                                                                 None          0.00

Power Machines Group                         R00005928307   8,930,000.00    89,300,000.00                  1     Sole 89,300,000.00
                                                                                                                 None          0.00

Promstroibank St Petersburg                  RO0008898648  10,569,000.00    10,569,000.00                  1     Sole 10,569,000.00
                                                                                                                 None          0.00

Pyaterochka                      GDR         US7470712073  13,975,044.30       839,342.00                  1     Sole    725,831.00
                                                                                                                 None    113,511.00

Ranbaxy Laboratories             GDS         USY7187Y1166   2,795,674.00       352,100.00                  1             227,000.00
                                                                                                                         125,100.00

Retalix                                      1L0010806706   1,878,502.00        84,200.00                  1     Sole     84,200.00
                                                                                                                 None          0.00

Filtered Combined Holdings Report
Valuation of Investments as at 30 June 2006



              ITEM 1              ITEM 2        ITEM 3         ITEM 4          ITEM 5         ITEM 6     ITEM 7      ITEM 8
            STOCK NAME        TITLE OR CLASS    CUSIP     FAIR MARKET VALUE    SHARES     INV DISCRETION MANAGER  VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
Sberbank                         RF          R00009029540  39,914,050.00        23,410.00                  1     Sole     23,410.00
                                                                                                                 None          0.00

Seventh Continent                            RU000AODM8R7  16,982,546.40       928,008.00                  1     Sole    928,008.00
                                                                                                                 None          0.00

SK Telecom Co                    ADR         US78440P1084   6,695,778.00       285,900.00                  1     Sole    257,400.00
                                                                                                                 None     28,500.00

Syneron Medical                              IL0010909351   3,814,776.00       182,700.00                  1     Sole    165,000.00
                                                                                                                 None     17,700.00

Tele Norte Leste                 ADR         US8792461068  55,417,875.00     4,346,500.00                  1     Sole  4,043,400.00
                                                                                                                 None    303,100.00

Telefonos de Mexico              ADS (L)     US8794037809     487,505.32        23,404.00                  1     Sole     23,404.00
                                                                                                                 None          0.00

TIM Participacoes                ADR         US88706P1066     137,750.00         5,000.00                  1     Sole      5,000.00
                                                                                                                 None          0.00

Trader Media East                REGS GDR    US89255G2084   5,683,240.00       604,600.00                  1     Sole    432,100.00
                                                                                                                 None    172,500.00

Ukrainian Euro Opp Fund                      GBOOBOHW6117   2,687,500.00       250,000.00                  1     Sole    250,000.00
                                                                                                                 None          0.00

Ukrainian Euro Opp Fund
  Warrants                                   GBOOBOL4V184     162,500.00        50,000.00                  1     Sole     50,000.00
                                                                                                                 None          0.00

Ultrapar                         ADR         US90400P1012     629,200.00        40,000.00                  1     Sole     40,000.00
                                                                                                                 None          0.00

Filtered Combined Holdings Report
Valuation of Investments as at 30 June 2006

              ITEM 1              ITEM 2        ITEM 3         ITEM 4          ITEM 5         ITEM 6     ITEM 7      ITEM 8
            STOCK NAME        TITLE OR CLASS    CUSIP     FAIR MARKET VALUE    SHARES     INV DISCRETION MANAGER  VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
Unibanco                         ADR         US90458E1073  27,883,800.00       420,000.00                  1     Sole    390,800.00
                                                                                                                 None     29,200.00

Wmm-Bill-Dann Foods              ADR         US97263M1099   4,854,600.00       124,000.00                  1     Sole    124,000.00
                                                                                                                 None          0.00
                                                          --------------    -------------
                             Formula Total:               856,827,121.55    68,251,119.00
                                                          --------------    -------------